Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum Lease Payment
RMB
Year ending December 31:
2015	20,598
2016	15,203
2017	6,028
2018	516
2019	111
Total	42,456